Stock-Based Compensation (Details) - Schedule of Company’s RSU’s - Restricted Stock Units [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Stock-Based Compensation (Details) - Schedule of Company’s RSU’s [Line Items]
Number of RSUs, Beginning Balance | shares	5,442,313
Weighted-Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 5.26
Number of RSUs, Granted | shares	5,970,121
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 2.17
Number of RSUs, Vested | shares	(1,483,427)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 5.28
Number of RSUs, Forfeited | shares	(207,211)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	$ 3.58
Number of RSUs, Ending Balance | shares	9,721,796
Weighted-Average Grant Date Fair Value, Ending Balance | $ / shares	$ 3.36